GOODWILL AND INTANGIBLE ASSETS - INTANGIBLE ASSETS - Amortization expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Amortization Expense	$ 38,661,734	$ 12,024,715
2022
Disclosure of detailed information about intangible assets [line items]
Amortization Expense	70,350,585
2023
Disclosure of detailed information about intangible assets [line items]
Amortization Expense	70,417,252
2024
Disclosure of detailed information about intangible assets [line items]
Amortization Expense	70,129,424
2025
Disclosure of detailed information about intangible assets [line items]
Amortization Expense	69,939,252
2026
Disclosure of detailed information about intangible assets [line items]
Amortization Expense	69,939,252
2027 and beyond
Disclosure of detailed information about intangible assets [line items]
Amortization Expense	$ 634,793,003